May 2, 2012

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock International Index Fund, BlackRock S&P 500 Index Fund,

BlackRock Small Cap Index Fund, each a series of BlackRock Index Funds, Inc.

Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A

(Securities Act File No. 333-15265, Investment Company Act File No. 811-7899)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock International Index Fund, BlackRock S&P 500 Index Fund and BlackRock Small Cap Index Fund (collectively, the “Funds”), each a series of BlackRock Index Funds, Inc. (the “Registrant”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on April 27, 2012.

Sincerely,

BlackRock Index Funds, Inc.

/s/ Ben Archibald

Ben Archibald Assistant Secretary of the Registrant